Consolidated statements of comprehensive income - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Consolidated statements of comprehensive income [Abstract]
Profit (loss)		$ (53,197)	$ 73,941
Items that will not be reclassified to net earnings:
Remeasurements of defined benefit liability	[1]	(4,959)	(8,112)
Equity investments at FVOCI - net change in fair value	[2]	16,986	(4,044)
Equity instruments at FVOCI - net change in fair value - equity-accounted investee		(39)	(709)
Items that are or may be reclassified to net earnings:
Exchange differences on translation of foreign operations		26,807	(27,888)
Other comprehensive loss, net of taxes		38,795	(40,753)
Total comprehensive income (loss)		(14,402)	33,188
Other comprehensive income (loss) attributable to:
Equity holders		38,799	(40,740)
Non-controlling interest		(4)	(13)
Other comprehensive loss for the year		38,795	(40,753)
Total comprehensive income (loss) attributable to:
Equity holders		(14,370)	33,260
Non-controlling interest		(32)	(72)
Total comprehensive income (loss) for the year		(14,402)	33,188
Income tax on remeasurement of defined benefit liability		1,463	2,301
Income tax on equity investments at FVOCI - net change in fair value		$ (2,469)	$ 453

[1]	Net of tax ( 2020 - $ 1,463 ; 2019 - $ 2,301 )
[2]	Net of tax ( 2020 - $(2,469) ; 2019 - $ 453 )